T. ROWE PRICE Japan Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN 98.9%
COMMON STOCKS 98.0%
AUTOMOBILES & TRANSPORTATION,
EQUIPMENT 4.0%
Transportation Equipment 4.0%
Suzuki Motor  228,800 9,190
Toyota Motor  631,800 10,623
Total Automobiles & Transportation, Equipment 19,813
BANKS 4.7%
Banks 4.7%
Mitsubishi UFJ Financial Group  2,049,500 16,503
Sumitomo Mitsui Trust Holdings  176,900 6,882
Total Banks 23,385
COMMERCIAL & WHOLESALE TRADE 1.6%
Wholesale Trade 1.6%
ITOCHU  195,900 7,923
Total Commercial & Wholesale Trade 7,923
CONSTRUCTION & MATERIALS 2.4%
Construction 1.4%
Sumitomo Densetsu  316,800 7,060
7,060
Glass & Ceramics Products 1.0%
Taiheiyo Cement  54,300 1,134
Tokai Carbon  418,700 3,725
4,859
Total Construction & Materials 11,919
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS 28.7%
Electric Appliances 23.9%
Advantest  18,900 2,614
Hamamatsu Photonics (1) 114,800 5,531
Hitachi  190,100 12,445
Keyence  44,800 20,104
Konica Minolta  60,200 223
Lasertec  10,900 1,650
Mitsubishi Electric  367,700 5,306
Murata Manufacturing  166,300 9,879
NIDEC  206,300 12,321
Panasonic Holdings  831,600 10,265

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Sony Group  230,500 21,590
Stanley Electric  279,600 5,167
Taiyo Yuden (1) 44,700 1,333
Tokyo Electron  69,700 10,461
118,889
Precision Instruments 4.8%
Hoya  52,200 6,079
Olympus  783,500 12,784
Shimadzu  153,200 4,653
23,516
Total Electric Appliances & Precision
Instruments 142,405
FINANCIALS EX-BANKS 5.0%
Insurance 1.6%
Tokio Marine Holdings  359,700 8,272
8,272
Other Financing Business 3.4%
Aiful  183,300 460
ORIX  850,500 16,361
16,821
Total Financials Ex-Banks 25,093
FOODS 0.9%
Foods 0.9%
Suntory Beverage & Food  133,000 4,734
Total Foods 4,734
IT & SERVICES & OTHERS 16.1%
Information & Communication 8.7%
Demae-Can (1)(2) 154,100 530
GMO Payment Gateway (1) 57,900 4,417
Hikari Tsushin  80,700 11,975
JMDC  81,100 3,100
Medley (2) 55,700 1,987
Mercari (2) 66,700 1,690
Nexon  179,500 3,425
Nomura Research Institute  203,000 5,768
Plus Alpha Consulting  98,900 1,947
SHIFT (2) 34,600 8,185
43,024
Services 7.4%
Benefit One  61,600 636
Daiei Kankyo  281,800 4,776

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
LITALICO  40,300 634
Oriental Land  271,700 10,421
Persol Holdings  211,000 4,174
Recruit Holdings  221,200 7,661
TRYT (1)(2) 443,600 2,763
Visional (2) 104,900 5,772
36,837
Total IT & Services & Others 79,861
MACHINERY 8.4%
Machinery 8.4%
Daikin Industries  50,700 10,251
Disco  40,100 7,538
Harmonic Drive Systems  162,000 4,462
Hoshizaki  247,500 9,492
Miura (1) 396,300 9,999
Total Machinery 41,742
PHARMACEUTICAL 4.8%
Pharmaceutical 4.8%
Astellas Pharma  844,200 12,344
Daiichi Sankyo  259,400 7,989
Rohto Pharmaceutical  159,500 3,400
Total Pharmaceutical 23,733
RAW MATERIALS & CHEMICALS 12.0%
Chemicals 11.1%
Fancl  240,100 4,205
Kansai Paint  588,100 9,640
Kao  220,000 8,358
Nippon Paint Holdings  820,300 7,516
Nippon Sanso Holdings  139,300 3,368
Shin-Etsu Chemical  333,200 10,977
Shiseido  245,100 10,746
54,810
Pulp & Paper 0.9%
Daio Paper (1) 538,900 4,633
4,633
Total Raw Materials & Chemicals 59,443
REAL ESTATE 1.8%
Real Estate 1.8%
Mitsui Fudosan  252,400 5,185

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
TKP (1)(2) 198,100 3,963
Total Real Estate 9,148
RETAIL TRADE 7.6%
Retail Trade 7.6%
Fast Retailing  40,800 10,221
Food & Life  275,000 5,411
Nextage  154,500 4,058
Nitori Holdings  63,000 7,715
Seven & i Holdings  251,700 10,442
Total Retail Trade 37,847
Total Common Stocks 487,046
CONVERTIBLE PREFERRED STOCKS 0.9%
IT & SERVICES & OTHERS 0.9%
Information & Communication 0.9%
Andpad, Series D, Acquisition Date: 7/21/22, Cost
$725 (2)(3)(4) 17,240 695
Atama Plus, Series C, Acquisition Date: 7/20/21, Cost
$4,550 (2)(3)(4) 5,393 1,683
Datax, Series E, Acquisition Date: 7/14/21, Cost
$4,542 (2)(3)(4) 11,236 1,759
Finc Technologies, Series E, Acquisition Date: 12/18/19,
Cost $3,650 (2)(3)(4) 232,019 133
Total IT & Services & Others 4,270
Total Convertible Preferred Stocks 4,270
Total Japan (Cost $436,242) 491,316
SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS 1.2%
T. Rowe Price Government Reserve Fund, 5.32% (5)(6) 5,858,789 5,859
Total Short-Term Investments (Cost $5,859) 5,859

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.32% (5)(6) 5,327,442 5,327
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 5,327
Total Securities Lending Collateral (Cost $5,327) 5,327
Total Investments in Securities 101.2%
(Cost $447,428) $ 502,502
Other Assets Less Liabilities (1.2)% (5,766)
Net Assets 100.0% $ 496,736
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2023.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,270 and represents 0.9% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 207++
Totals $ —# $ — $ 207+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 27,184  ¤  ¤ $ 11,186
Total $ 11,186^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $207 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,186.

T. ROWE PRICE Japan Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Japan Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Japan Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Japan Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 487,046 $ — $ 487,046
Convertible Preferred Stocks — — 4,270 4,270
Short-Term Investments 5,859 — — 5,859
Securities Lending Collateral 5,327 — — 5,327
Total $ 11,186 $ 487,046 $ 4,270 $ 502,502

T. ROWE PRICE Japan Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F62-054Q3 07/23